Variable Interest Entity (VIE) (Tables)	12 Months Ended
Dec. 31, 2014
Variable Interest Entities [Abstract]
Schedule of sale and leaseback arrangement
The following table gives a summary of the sale and leaseback arrangement, as of December 31, 2014:

Unit	Effective from	Sale value (in US$ millions)	First repurchase option (in US$ millions)	Month of first repurchase option	Last repurchase option (in US$ millions)	Month of last repurchase option
West Linus	June 30, 2013	600	370	On the 5th anniversary*	170	On the 15th anniversary*
* Anniversaries of the drilling contract commencement date

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of the bareboat charter rate per day is given below. The amounts shown are based on the Base LIBOR Interest Rate.
(In thousands of US$)

Unit	Base LIBOR interest rate	From delivery date until commencement date	2014	2015	2016	2017
West Linus	1%	85	222	222	222	222

The assets and liabilities in the accounts of the VIE
The assets and liabilities in the accounts of the VIE as at December 31, 2014 and 2013 are as follows:

	December 31, 2014	December 31, 2013
(In millions of US$)	SFL Linus Ltd	SFL Linus Ltd
Related party receivables	14.3	—
Total current assets	14.3	—

Drilling unit	574.5	195.0
Total non-current assets	574.5	195.0

Total assets	588.8	195.0

Current position of long-term debt	51.5	—
Total current liabilities	51.5	—

Interest bearing debt	399.7	—
Non-current related party liability	125.0	195.0
Derivative instruments - payable	2.5	2.3
Total non-current liabilities	527.2	197.3

Accummulated Other Comprehensive loss	(2.3)	(2.3)
Retained earnings	12.4	—
Total stockholders' equity	10.1	(2.3)
Total liabilities and stockholders' equity	588.8	195.0

Book value of the unit in the Company’s consolidated accounts	581.0	162.0